Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events

Note 10 – Subsequent Events

Management of the Company evaluates events that have occurred after the balance sheet date of June 30, 2021 through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

On July 27, 2021,the Company, GRNT Merger Sub 1 LLC, a Delaware limited liability company (“Merger Sub 1”), GRNT Merger Sub 2 LLC, a Delaware limited liability company (“Merger Sub 2”), GRNT Merger Sub 3 LLC, a Delaware limited liability company (“Merger Sub 3”), GRNT Merger Sub 4 LLC, a Delaware limited liability company (“Merger Sub 4” and together with Merger Sub 1, Merger Sub 2 and Merger Sub 3, the “Merger Sub Entities”), H.I.G. Growth – AdTheorent Intermediate, LLC, a Delaware limited liability company (the “Blocker”), H.I.G. Growth – AdTheorent, LLC, a Delaware limited liability company (the “Blocker Member”), and AdTheorent Holding Company, LLC, a Delaware limited liability company ( “AdTheorent”), entered into a business combination agreement (the “Business Combination Agreement”) pursuant to which, among other things, AdTheorent will merge with and into Merger Sub 4 and become a wholly owned subsidiary of the Company. Concurrently with the execution of the Business Combination Agreement, certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to subscribe for and purchase an aggregate of 12,150,000 shares of the Company’s Class A common stock at a purchase price of $10.00 per share, for an aggregate purchase price of $121,500,000 in a private placement (the “Private Placement”) to be consummated immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement. The terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Mergers and the other transactions contemplated thereby, are summarized in Form 8-K, which was filed on July 27, 2021.